SHARE CAPITAL (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employees [Member]
Number of options
Options outstanding at beginning of year	938,090	849,780	402,955
Granted	95,300	135,678	468,572
Exercised		(27,399)
Expired	(563)	(1,350)
Forfeited	(1,238)	(18,619)	(21,747)
Options outstanding at end of year	1,031,591	938,090	849,780	402,955
Options exercisable at the end of the year	683,979	519,084	297,420
Weighted-average exercise price
Options outstanding at beginning of year	$ 4.47	$ 3.45	$ 1.59
Granted	6.24	10.88	4.99
Exercised		1.59
Expired	5.57	5.57
Forfeited	5.57	8.62	2.25
Options Outstanding at end of year	4.74	4.47	3.45	$ 1.59
Options exercisable at the end of the year	$ 3.60	$ 2.53	$ 1.59
Weighted-average remaining contractual term
Options outstanding	7 years 2 months 30 days	7 years 10 months 21 days	8 years 7 months 17 days	8 years 6 months 18 days
Granted	9 years 2 months 1 day	9 years 4 months 28 days	9 years 6 months 7 days
Forfeited			7 years 10 months 14 days
Options exercisable at the end of the year	6 years 6 months 21 days	6 years 8 months 26 days	7 years 5 months 27 days
Non Employees Member [Member]
Number of options
Options outstanding at beginning of year	198,575	121,680
Granted		76,895	121,680
Options outstanding at end of year	198,575	198,575	121,680
Options exercisable at the end of the year	96,588	44,793	7,614
Weighted-average exercise price
Options outstanding at beginning of year	$ 7.48	$ 5.12
Granted		11.21	5.12
Options Outstanding at end of year	7.48	7.48	5.12
Options exercisable at the end of the year	$ 6.97	$ 4.59	$ 1.59
Weighted-average remaining contractual term
Options outstanding	7 years 10 months 3 days	8 years 9 months 22 days	9 years 6 months 14 days
Granted		9 years 2 months 27 days	9 years 6 months 14 days
Options exercisable at the end of the year	7 years 9 months 11 days	8 years 6 months 14 days	9 years 6 months 14 days